INTANGIBLE ASSETS AND GOODWILL, NET (Details Textual) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Impairment loss	S/ 1,060	S/ 0
Inversiones IMT [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	S/ 38,200	S/ 100